UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Management L.P.

Address:  401 City Avenue
          Suite 526
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-10772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404

Signature, Place and Date of Signing:

/s/ Leon Frenkel              Bala Cynwyd, Pennsylvania     November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:  $189,809
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                   Name

           28-
----          -------------------                 ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

FORM 13F TABLE - 9/31/04
                                                                          SHRS OR     SH/PRN   INVST  OTHER      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     MARKET VALUE    PRN AMT     PUT/CAL  DISCR  MNGRS  SOLE      SHARED  OTHER
                                                            (x 1000)
AES CORP TRUST CONV PFD              PFD CV   00808N202          4,503      101,675      SH    SOLE             101,675
ARRIS GROUP INC                      COM      04269Q100          2,624      502,700      SH    SOLE             502,700
AT&T WIRELESS SERVICES INC           COM      00209A106          7,341      496,653      SH    SOLE             496,653
BOISE CASCADE CORP                   COM      97383103           9,480      284,860      SH    SOLE             284,860
BRITISH ENERGY PLC                   ADR      110793403            665       35,000      SH    SOLE              35,000
CHARTER COMM INC 5.75% 10/15/2005    NOTE     16117MAB3          3,520    3,900,000      PRN   SOLE           3,900,000
CLEVELAND-CLIFFS INC CS              COM      185896107         10,981      135,780      SH    SOLE             135,780
COMCAST CORP                         CIA      20030N101          2,336       82,710      SH    SOLE              82,710
CONSECO INC                          COM      208464883          7,935      449,306      SH    SOLE             449,306
CORINTHIAN COLLEGES INC              COM      218868107          1,496      110,946      SH    SOLE             110,946
3COM CORP                            COM      885535104          2,669      632,478      SH    SOLE             632,478
CALPINE CORP 4% 12/26/2006           NOTE     131347BA3          1,862    1,900,000      PRN   SOLE           1,900,000
CENTILLIUM COMMUNICATIONS INC        COM      152319109          1,209      507,864      SH    SOLE             507,864
ENTRUST INC CS                       COM      293848107            323      127,834      SH    SOLE             127,834
ITT EDUCATIONAL SRVC INC.            COM      45068B109            611       16,950      SH    SOLE              16,950
EXIDE TECH                           COM      302051206          7,850      495,269      SH    SOLE             495,269
FOOT LOCKER INC                      COM      344849104          1,546       65,249      SH    SOLE              65,249
FOREST LABORATORIES INC              COM      345838106          1,240       27,570      SH    SOLE              27,570
GOODYEAR TIRE AND RUBBER CO          COM      382550101          1,678      156,231      SH    SOLE             156,231
HAWAIIAN HOLDINGS INC                COM      419879101          9,262    1,503,506      SH    SOLE           1,503,506
HOSPIRA INC                          COM      441060100          2,902       94,849      SH    SOLE              94,849
INTERSTATE BAKERIES                  COM      46072H108            629      161,374      SH    SOLE             161,374
LSI LOGIC CORP                       COM      502161102          1,030      238,941      SH    SOLE             238,941
LUCENT TECHNOLOGIES INC 8.00%        SDCV     549463AK3         12,685   11,800,000      SH    SOLE          11,800,000
MCDATA CORP                          CIB      580031102          4,999    1,063,524      SH    SOLE           1,063,524
MCDATA CORP                          CIA      580031201          1,892      376,105      SH    SOLE             376,105
MCI INC                              COM      552691107          5,711      340,942      SH    SOLE             340,942
MCDERMOTT INTERNATIONAL INC          COM      580037109          3,621      306,846      SH    SOLE             306,846
MCAFEE INC                           COM      579064106          2,800      139,305      SH    SOLE             139,305
MILLICOM INTERNATIONAL CELLULAR SA   COM      L6388F110         20,480    1,125,264      SH    SOLE           1,125,264
MPOWER HOLDING CORP                  COM      62473L309          2,474    1,918,200      SH    SOLE           1,918,200
MICROSOFT CORP                       COM      594918104          5,889      212,990      SH    SOLE             212,990
METROCALL HOLDINGS INC               COM      59164X105          6,151       94,850      SH    SOLE              94,850
NOKIA CORP-SPON CS                   ADR      654902204          2,207      160,825      SH    SOLE             160,825
NOVELL INC                           COM      670006105          1,848      292,900      SH    SOLE             292,900
NATIONAL VISION INC                  COM      63845P101             11        2,151      SH    SOLE               2,151
OVERLAND STORAGE INC                 COM      690310107             98        6,976      SH    SOLE               6,976
PHARMACEUTICAL HOLDERS TRUST         ADR      71712A206         10,245      143,925      SH    SOLE             143,925
PRIMUS TELECOMMUNICATIONS GP         COM      741929103            280      190,425      SH    SOLE             190,425
QUADRAMED CORP                       COM      74730W101          1,741      635,550      SH    SOLE             635,550
REMOTE DYNAMICS INC                  COM      75962A105            218      220,019      SH    SOLE             220,019
SEMICONDUTOR HLDRS TRUST             DR       816636203          2,570       85,000      SH    SOLE              85,000
SUN HEALTHCARE GROUP INC             COM      866933401          3,154      393,700      SH    SOLE             393,700
TEXAS GENCO HOLDINGS INC             COM      882443104          3,305       70,850      SH    SOLE              70,850
TOMMY HILFIGER CORP                  COM      G8915Z102          2,152      218,000      SH    SOLE             218,000
USG CORP                             COM      903293405          5,969      327,400      SH    SOLE             327,400
VENDINGDATA CORP                     COM      92261Q202          1,422      391,753      SH    SOLE             391,753
WASHINGTON GROUP INTERNATIONAL INC   COM      938862208          3,974      114,789      SH    SOLE             114,789
NETWOLVES CORP                       COM      64120V102            225      300,000      SH    SOLE             300,000

                                                               189,809

03108.0001 #522062